NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Schedule of Accounts Receivable [Table Text Block]
	September 30, 2019 (unaudited)	March 31, 2019
Trade receivables, net	$4,333,766	$3,142,580
Less: Allowance for doubtful accounts	(40,000)	(40,000)
Accrual for 2% 10 days discount	(37,688)	(34,399)
Net accounts receivable	$4,256,078	$3,068,181

	2019	2018
Trade receivables, net	$3,142,580	$2,667,010
Less: Allowance for doubtful accounts	(40,000)	(40,000)
Accrual for 2% 10 days discount	(34,399)	(27,915)
Net accounts receivable	$3,068,181	$2,599,095

Schedule of Inventory, Current [Table Text Block]
	September 30, 2019	March 31, 2019
	(unaudited)
Raw materials	$1,036,547	$1,066,105
Finished goods	758,698	991,907
Total inventory	$1,795,245	$2,058,012

	2019	2018
Raw materials	$1,066,105	$766,556
Finished goods	991,907	235,464
Total inventory	$2,058,012	$1,002,020